Lease Arrangements - Lease Arrangements - Schedule of Maturity Analysis of Undiscounted Operating Lease Receivable (Detail) $ in Thousands	Dec. 31, 2019 TWD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted operating lease receivable	$ 2,623,088
Less than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted operating lease receivable	110,905
Later than one year and not later than two years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted operating lease receivable	110,316
Later than two years and not later than three years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted operating lease receivable	110,025
Later than three years and not later than four years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted operating lease receivable	106,272
Later than four years and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted operating lease receivable	105,721
More than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted operating lease receivable	$ 2,079,849